Deferred Revenue - Additional Information (Details) - USD ($) $ in Thousands	Dec. 31, 2020	Dec. 31, 2019
Advances From Customers
Deferred Revenue Arrangement [Line Items]
Deferred Revenue, Current	$ 363,787	$ 5,258
PRC Government for Stockpiling of H5N1 and Hepatitis A Vaccines
Deferred Revenue Arrangement [Line Items]
Deferred Revenue, Current	$ 218	$ 204